PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2021
PERSONNEL EXPENSES
NOTE 22 - PERSONNEL EXPENSES

NOTE 22 - PERSONNEL EXPENSES

A detailed analysis of employee personnel related expenses for the years ended December 31, 2021, 2020 and 2019 is provided below:

In Thousands of US Dollars
Description	2021	2020	2019
Salaries and compensation	$1,419	$659	$689
Employer contributions	49	51	54
Short-term employee benefits	70	18	16
Stock-based compensation	2,227	1,417	3,011
Total	$3,765	$2,145	$3,770

From above table, G&A related salary and compensation was $874,000, $98,000 and $90,000 for the years 2021, 2020 and 2019 respectively. G&A related stock compensation was $1,897,000, $702,000, and $ 1,839,000 for the years 2021, 2020 and 2019.